SEGMENTAL ANALYSIS (Details)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [text block] [Abstract]
Segment Reporting Information, Description of Products and Services	The Group’s activities are organised into two financial reporting segments: Retail and Commercial Banking.